Financial risk management - Sensitivity analysis (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
scenario 1
Disclosure of credit risk exposure [line items]
Percentage of market curves and prices variation	1.00%
scenario 1 | Increase [Member]
Disclosure of credit risk exposure [line items]
IPCA coupon	R$ (5,638)	R$ (4,870)
IGP-M coupon		(19)
Pre-fixed rate	(4,362)	(2,766)
TR coupon	(511)	(214)
scenario 1 | Decrease [Member]
Disclosure of credit risk exposure [line items]
IGP-M coupon	(2,554)
USD coupon	R$ (46)	(26)
Scenario 2
Disclosure of credit risk exposure [line items]
Percentage of market curves and prices variation	25.00%
Scenario 2 | Increase [Member]
Disclosure of credit risk exposure [line items]
IPCA coupon	R$ (914,806)	(834,006)
IGP-M coupon		(1,912)
Pre-fixed rate	(1,379,571)	(988,366)
TR coupon	(122,128)	(56,565)
Scenario 2 | Decrease [Member]
Disclosure of credit risk exposure [line items]
IGP-M coupon	(63,843)
USD coupon	R$ (8,085)	(4,477)
Scenario 3
Disclosure of credit risk exposure [line items]
Percentage of market curves and prices variation	50.00%
Scenario 3 | Increase [Member]
Disclosure of credit risk exposure [line items]
IPCA coupon	R$ (1,648,619)	(1,511,875)
IGP-M coupon		(628)
Pre-fixed rate	(2,590,233)	(1,848,407)
TR coupon	(208,431)	(96,402)
Scenario 3 | Decrease [Member]
Disclosure of credit risk exposure [line items]
IGP-M coupon	(127,687)
USD coupon	R$ (16,369)	R$ (9,047)